CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)			12 Months Ended
		Jul. 15, 2016 USD ($) $ / EquityInstruments instrument $ / shares item MW	Dec. 31, 2016 USD ($) instrument project item $ / shares	Dec. 31, 2017 USD ($) $ / shares
Non-controlling interest addition	[1]		$ 6,171,000
Accounts payable converted to equity			$ 4,800,000
Number of Uruguay projects | project			5
Cost related to issuance of restricted shares	[2]		$ 153,000
Adoption of IFRS	[3]			$ (1,944,000)
Ordinary shares
Par value per share | $ / shares			$ 0.0001	$ 0.0001
Adoption of IFRS 9
Adoption of IFRS				$ 1,900,000
Acquisition of solar parks in the USA
Non-controlling interest addition			$ 1,400,000
Number of solar parks acquired | item		23	23
Capacity (in MW) | MW		22
Acquisition of solar parks in the USA | Ordinary shares
Number of shares issued | instrument		29,519,844	29,519,844
Par value per share | $ / shares		$ 0.0001
Closing price | $ / shares		0.34375
Issuance of ordinary shares		$ 10,100,000	$ 10,147,446
Acquisition of solar parks in the USA | ADS
Closing price | $ / EquityInstruments		2.75

[1]	During the year ended December 31, 2016, the Group has non-controlling interest addition amounting to US$1.4 million upon acquisition of 23 solar parks in USA. During the year ended December 31, 2016, Renewable Capital Investment II (“RCI 2”) entered into equity conversion agreements with its EPC supplier to convert account payable for EPC service amounting to US$4.8 million into the equity of the 5 Uruguay project companies of RCI 2.
[2]	During the year ended December 31, 2016, the Group incurred US$153 thousand cost directly related to issuance of restricted shares and recorded it in additional paid in capital.
[3]	Due to the application IFRS 9 in 2018, the Group reconciliates of statement of financial on the date of initial application. The impact on profit and loss of the reclassification of the receivables from RisenSky Solar S.a.r.l. and Mr. Su Weili in amount due from related parties to fair value through profit or loss and the impairment of financial assets applying the expected credit loss model as at January 1, 2018 is USD 1.9 million.